TRADE AND OTHER PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Schedule of trade and other payables
Trade and other payables as at December 31, 2025 and 2024 are as follows:

Amounts in $ ‘000	2025	2024
Accounts payable	8,545	10,103
Taxes and social security	6,043	3,284
Accruals for employees	21,795	16,117
Accruals for rebates and discounts	19,342	14,631
Accrual for production	15,819	8,559
Other accruals	34,356	13,917
Balance at December 31	105,899	66,611